INCOME TAX (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss before income taxes					$ (4,171,773)	$ (22,883)
Net operating loss	$ (95,442)	$ (16,819)	$ (133,801)	$ (20,357)	(4,175,996)	(23,066)
Income Tax expense [Member]
Loss before income taxes			$ (38,224)	$ 6,777	$ (5,687)	$ (19,511)
Statutory income tax rate			16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate			$ (6,307)	$ 1,118	$ (938)	$ (3,219)
Tax effect of non-taxable items			0	(1,118)	(3,936)	(555)
Net operating loss			6,307	0	4,874	3,774
Income tax expense			$ 0	$ 0	$ 0	$ 0